Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents		$ 1,161
Accounts receivable, less allowance for doubtful accounts of $2,015 at December 31, 2012 and $1,919 at December 31, 2011	68,478	70,592
Inventories	8,868	6,023
Deferred income taxes, net	3,610	9,960
Other current assets	4,280	4,392
Total current assets	85,236	92,128
Property and equipment, net:
Medical equipment, net	236,905	235,887
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Other long-term assets:
Goodwill	335,577	325,911	280,211
Other intangibles, net	234,391	241,440
Other, primarily deferred financing costs, net	15,210	13,106
Total assets	937,413	936,932	833,028
Current liabilities:
Current portion of long-term debt	6,223	5,627
Interest rate swap		4,755
Book overdrafts	3,905	3,614
Accounts payable	26,036	28,638
Accrued compensation	16,956	11,571
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	11,641	13,073
Total current liabilities	78,694	72,986
Long-term debt, less current portion	692,791	665,470
Pension and other long-term liabilities	14,377	12,981
Payable to Parent	21,640	19,019
Deferred income taxes, net	69,036	73,289
Commitments and contingencies (Note 9)
Equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at December 31, 2012 and December 31, 2011
Additional paid-in capital	214,481	214,294
Accumulated deficit	(144,864)	(109,666)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Non controlling interest	344	386
Total equity	60,875	93,187	146,739	173,991
Total liabilities and equity	$ 937,413	$ 936,932